SCHEDULE OF INVESTMENT AT FAIR VALUE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 1,381,666	$ 28,698
Investments in you go world [member]
IfrsStatementLineItems [Line Items]
Investment at fair value, Total		28,698
Investments in ERL [member]
IfrsStatementLineItems [Line Items]
Investment at fair value, Total	$ 1,381,666